UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
		FORM 24F-2		OMB APPROVAL
		Annual Notice of Securities Sold		OMB Number:	3235-0456
		Pursuant to Rule 24f-2		Expires:	May 31, 2021
		Read instructions at end of Form before preparing Form.		Estimated average burden
				hours per response……….	2

1.	Name and address of issuer:

Neuberger Berman Advisers Management Trust
1290 Avenue of the Americas
New York, NY 10104

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for
	all series and classes of securities of the issuer, check the box but do not list series or classes):		x
Fund name:
3.	Investment Company Act File Number:	811-04255

	Securities Act File Number :	002-88566

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2019

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).		Check box if this is the last time the issuer will be filing this Form.
Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

Information Classification: Limited Access

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24 (f):			$39,786,857.00

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$27,916,173.00

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable
		to the Commission:	$810,676,041.00

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-	$838,592,214.00

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv)			$ -
		[subtract Item 5(iv) from Item 5(i)]:

	(vi)	Redemption credits available for use in future years
		— if Item 5(i) is less than Item 5(iv) [subtract Item	($798,805,358.00)
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See		x	0.0001298
		Instruction C.9):

	(viii)	Registration fee due [multiply Item 5(v) by Item		=	$0.00
		5(vii)] (enter “0” if no fee is due):

6.	Prepaid Shares

		If the response to Item 5(i) was determined by deducting an amount of
		securities that were registered under the Securities Act of 1933 pursuant
		to rule 24e-2 as in effect before October 11, 1997, then report the
		amount of securities (number of shares or other units) deducted here:			$ -

		If there is a number of shares or other units that were registered
		pursuant to rule 24e-2 remaining unsold at the end of the fiscal year
		for which this form is filed that are available for use by the issuer

Information Classification: Limited Access

	in future fiscal years, then state that number here:		$ -

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
		+	$ -

8.	Total of the amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:
		=	$ -

9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:		N/A

Method of Delivery:

Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John M. McGovern

John M. McGovern, Treasurer and Principal Financial and Accounting Officer

Date:	3/30/2020

* Please print the name and title of the signing officer below the signature.

Information Classification: Limited Access